Pay vs Performance Disclosure	12 Months Ended
	Dec. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 01, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As required by Item 402(v) of Regulation
S-K,
we are providing the following information concerning pay versus performance.

	Summary Compensation Table Total for CEO(1)(2)	Compensation Actually Paid to CEO(3)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers(1)(2)	Average Compensation Actually Paid to Non-CEO Named Executive Officers(3)	Value of Initial Fixed $100 Investment Based On:
Year					Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)	Adjusted Net Income(6)	Adjusted Diluted Earnings Per Share(7)(8)
2022	$5,540,340	$5,954,698	$2,198,741	$2,343,269	$137	$105	48,655	$1.52
2021	$6,081,600	$4,262,516	$2,391,965	$1,780,479	$135	$90	43,148	$1.31
2020	$1,826,932	$1,612,923	$908,539	$875,380	$93	$89	22,328	$0.69
(1) For each year shown, the CEO was Ted A. Fernandez and the other named executive officers were David N. Dungan and Robert A. Ramirez.
(2) The values reflected in this column reflect the “Total” compensation set forth in the Summary Compensation Table (“S
C
T”) on

. See the footnotes to the SCT for further detail regarding the amounts in this column.
(3) See “Computation of Compensation Actually Paid” below for a discussion of the amounts included in this column.
(4) Reflects the cumulative total shareholder return (“TSR”) of the Company for the year ended January 1, 2021, the two-years
ended December 31, 2021 and the three years ended December 30, 2022, assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends.
(5) Reflects the cumulative total shareholder return of the peer group utilized in the stock performance graph required by Item 201(e) of Regulation
S-K
incluced in our Annual Report for the year ended December 31, 2022 that consists of Alithya Group Inc. (formerly known as Edgewater Technology, Inc.), Huron Consulting Group, Inc. and Information Services Group, Inc for the year ended December 31, 2020, the two-years
ended December 31, 2021 and the three years ended December 31, 2022, assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends.
(6) Amounts in thousands.
(7) The Company only uses adjusted diluted earnings per share to determine the performance-based compensation paid to its named executiv
e
officers. As such, it represents, in the Company’s assessment, the most important financial performance measure that is not otherwise disclosed in the table above used by the Company to link Compensation Actually Paid to the registrant’s named executive officers for the years presented in the table. For the definition of adjusted diluted earnings per share see “Compensation Discussion and Analysis – The Elements of Executive Compensation at the Company” on page 16 of this proxy statement.
(8) The adjusted diluted earnings per share amounts were calculated using a long-term effective tax rate of 25%. For 2023, the Company will use a GAAP tax rate to calculated adjusted diluted earnings per share.

Company Selected Measure Name	adjusted diluted earnings per share
Named Executive Officers, Footnote [Text Block]	the other named executive officers were David N. Dungan and Robert A. Ramirez.
Peer Group Issuers, Footnote [Text Block]	Reflects the cumulative total shareholder return of the peer group utilized in the stock performance graph required by Item 201(e) of Regulation
S-K
incluced in our Annual Report for the year ended December 31, 2022 that consists of Alithya Group Inc. (formerly known as Edgewater Technology, Inc.), Huron Consulting Group, Inc. and Information Services Group, Inc for the year ended December 31, 2020, the two-years
	ended December 31, 2021 and the three years ended December 31, 2022, assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends.
PEO Total Compensation Amount	$ 5,540,340	$ 6,081,600	$ 1,826,932
PEO Actually Paid Compensation Amount	$ 5,954,698	4,262,516	1,612,923
Adjustment To PEO Compensation, Footnote [Text Block]
The amounts shown in this column are com
p
uted in accordance with Item 402(v) of Regulation
S-K.
“Compensation Actually Paid” for our CEO and “Average Compensation Actually Paid” for our other named executive officers was computed as foll
o
ws:

	CEO			Other NEOs
	2022	2021	2020	2022	2021	2020
SCT Total Compensation	$5,540,340	$6,081,600	$1,826,932	$2,198,741	$2,391,965	$908,539
Minus SCT Stock Awards Value	(2,748,240)	(3,027,600)	(678,068)	(942,933)	(1,039,545)	(231,175)
Plus Value of Unvested Equity Awards Granted in respective year	3,207,073	959,387	560,879	1,101,172	327,084	229,377
Change in Value of Unvested Equity Awards during respective year	(7,063)	247,995	(80,738)	(2,640)	100,625	(25,943)
Change in Value of Equity Awards Vested in respective year	(37,412)	1,134	(16,082)	(11,071)	350	(5,418)

Total Compensation Actually Paid	$5,954,698	$4,262,516	$1,612,923	$2,343,269	$1,780,479	$875,380

Non-PEO NEO Average Total Compensation Amount	$ 2,198,741	2,391,965	908,539
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,343,269	1,780,479	875,380
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The amounts shown in this column are com
p
uted in accordance with Item 402(v) of Regulation
S-K.
“Compensation Actually Paid” for our CEO and “Average Compensation Actually Paid” for our other named executive officers was computed as foll
o
ws:

	CEO			Other NEOs
	2022	2021	2020	2022	2021	2020
SCT Total Compensation	$5,540,340	$6,081,600	$1,826,932	$2,198,741	$2,391,965	$908,539
Minus SCT Stock Awards Value	(2,748,240)	(3,027,600)	(678,068)	(942,933)	(1,039,545)	(231,175)
Plus Value of Unvested Equity Awards Granted in respective year	3,207,073	959,387	560,879	1,101,172	327,084	229,377
Change in Value of Unvested Equity Awards during respective year	(7,063)	247,995	(80,738)	(2,640)	100,625	(25,943)
Change in Value of Equity Awards Vested in respective year	(37,412)	1,134	(16,082)	(11,071)	350	(5,418)

Total Compensation Actually Paid	$5,954,698	$4,262,516	$1,612,923	$2,343,269	$1,780,479	$875,380

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Relationship Between Company TSR and Peer Group TS
R

Year	Total Shareholder Return(4)	Year over Year Increase (Decrease)	Peer group Total Shareholder Return(5)	Year over Year Increase (Decrease)
2022	$137	1%	$105	16%
2021	$135	46%	$90	2%
2020	$93	-8%	$89	-11%

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between Compensation Actually Paid and Net Income/Adjusted Diluted Earnings Per Shar
e
The following is provided to describe the relationship between executive compensation and financial performance of the Company, as well as the relationship between the Company’s TSR and the TSR for the Company’s peer group, in each case over the years covered in the table above.

Year	Compensation Actually Paid to CEO(3)[(4)]	Year over Year Increase (Decrease)	Average Compensation Actually Paid to Non-CEO Named Executive Officers(3)(4)	Year over Year Increase (Decrease)	Adjusted Net Income(6)	Year over Year Increase (Decrease)	Adjusted Diluted Earnings Per Share	Year over Year Increase (Decrease)
2022	$5,954,698	40%	$2,343,269	32%	$48,655	13%	$1.52	16%
2021	$4,262,516	164%	$1,780,479	103%	$43,148	93%	$1.31	90%
2020	$1,612,923	-20%	$875,380	3%	$22,328	-31%	$0.69	-31%

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between Compensation Actually Paid and Net Income/Adjusted Diluted Earnings Per Shar
e
The following is provided to describe the relationship between executive compensation and financial performance of the Company, as well as the relationship between the Company’s TSR and the TSR for the Company’s peer group, in each case over the years covered in the table above.

Year	Compensation Actually Paid to CEO(3)[(4)]	Year over Year Increase (Decrease)	Average Compensation Actually Paid to Non-CEO Named Executive Officers(3)(4)	Year over Year Increase (Decrease)	Adjusted Net Income(6)	Year over Year Increase (Decrease)	Adjusted Diluted Earnings Per Share	Year over Year Increase (Decrease)
2022	$5,954,698	40%	$2,343,269	32%	$48,655	13%	$1.52	16%
2021	$4,262,516	164%	$1,780,479	103%	$43,148	93%	$1.31	90%
2020	$1,612,923	-20%	$875,380	3%	$22,328	-31%	$0.69	-31%

Total Shareholder Return Vs Peer Group [Text Block]
Description of Relationship Between Company TSR and Peer Group TS
R

Year	Total Shareholder Return(4)	Year over Year Increase (Decrease)	Peer group Total Shareholder Return(5)	Year over Year Increase (Decrease)
2022	$137	1%	$105	16%
2021	$135	46%	$90	2%
2020	$93	-8%	$89	-11%

Tabular List [Table Text Block]	Tabular List of Most Important Financial Performance Measures
•	Adjusted diluted earnings per share

Total Shareholder Return Amount	$ 137	135	93
Peer Group Total Shareholder Return Amount	105	90	89
Net Income (Loss)	$ 48,655,000	$ 43,148,000	$ 22,328,000
Company Selected Measure Amount	1.52	1.31	0.69
PEO Name	Ted A. Fernandez
PEO Actually Paid Total Compensation Percentage	40.00%	164.00%	(20.00%)
Non PEO NEO Actually Paid Compensation percentage	32.00%	103.00%	3.00%
Net Income (Loss) percentage	13.00%	93.00%	(31.00%)
Company Selected Measure Name Percentage	16.00%	90.00%	(31.00%)
Total Shareholder Return Percentage	1.00%	46.00%	(8.00%)
Peer Group Total Shareholder Return Percentage	16.00%	2.00%	(11.00%)
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted diluted earnings per share
Non-GAAP Measure Description [Text Block]	The adjusted diluted earnings per share amounts were calculated using a long-term effective tax rate of 25%. For 2023, the Company will use a GAAP tax rate to calculated adjusted diluted earnings per share.
PEO [Member] | Minus SCT Stock Awards Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,748,240)	$ (3,027,600)	$ (678,068)
PEO [Member] | Plus Value of Unvested Equity Awards Granted in respective year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,207,073	959,387	560,879
PEO [Member] | Change in Value of Unvested Equity Awards during respective year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,063)	247,995	(80,738)
PEO [Member] | Change in Value of Equity Awards Vested in respective year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(37,412)	1,134	(16,082)
Non-PEO NEO [Member] | Minus SCT Stock Awards Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(942,933)	(1,039,545)	(231,175)
Non-PEO NEO [Member] | Plus Value of Unvested Equity Awards Granted in respective year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,101,172	327,084	229,377
Non-PEO NEO [Member] | Change in Value of Unvested Equity Awards during respective year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,640)	100,625	(25,943)
Non-PEO NEO [Member] | Change in Value of Equity Awards Vested in respective year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (11,071)	$ 350	$ (5,418)